Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventory

NOTE 6 – INVENTORY

Composed as follows:

	March 31,	December 31,
	2020	2019
	USD in thousands
Raw materials and supplies	20	24
Work in progress	457	316
Finished goods	567	560
	1,044	900

During the period ended March 31, 2020, no impairment occurred.

NOTE 4 - INVENTORY:

Composed as follows:

	December 31,
	2019	2018
	USD in thousands
Raw materials and supplies	24	38
Work in progress	316	43
Finished goods	560	-
	900	81

During the years ended 2019 and 2018, no impairment occurred.